Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Feb. 19, 2021	Feb. 09, 2021 shares	Aug. 18, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Cash (in Dollars)	$ 14,396,032		$ 1,319,977
Amortized straight line method	10 years	10 years
VAT rate percentage	6.00%		6.00%	6.00%
Deferred revenue (in Dollars)	$ 47,710		$ 1,648,847
Selling and marketing costs (in Dollars)	380,723		133,387	$ 110,132
Underpayment of taxes	$ (14,563)	¥ 100,000
Statute limitation	10 years	10 years
Exception of equity, description	The consolidated balance sheet amounts, with the exception of equity, at June 30, 2022 and 2021 were translated at RMB6.6981 to $1.00 and at RMB6.4579 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and cash flows for the years ended June 30, 2022, 2021, and 2020 were RMB6.4554 to $1.00, RMB6.6228 to $1.00, and RMB7.0319 to $1.00, respectively.	The consolidated balance sheet amounts, with the exception of equity, at June 30, 2022 and 2021 were translated at RMB6.6981 to $1.00 and at RMB6.4579 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and cash flows for the years ended June 30, 2022, 2021, and 2020 were RMB6.4554 to $1.00, RMB6.6228 to $1.00, and RMB7.0319 to $1.00, respectively.
Company deposits (in Yuan Renminbi) | ¥		¥ 500,000
Deposits (in Dollars)	$ 5,281,823		1,314,910
Payments for deposits (in Dollars)	$ 9,113,548		$ 5,067
Net accounts receivable percentage	72.00%		58.00%
Non-controlling interests						6.45%	49.00%
WFOE gained					100.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Limitations of underpayment	3 years	3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Limitations of underpayment	5 years	5 years
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net accounts receivable percentage	35.00%		16.00%
Percentage of services purchase	8.59%		14.00%
Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net accounts receivable percentage	14.00%		15.00%
Percentage of services purchase	7.88%		13.00%
Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net accounts receivable percentage	9.00%		10.00%
Percentage of services purchase	5.63%		12.00%
Customer 4 [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net accounts receivable percentage	7.00%		9.00%
Customer 5 [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net accounts receivable percentage	7.00%		8.00%
Class A ordinary shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ordinary shares issued (in Shares) | shares						1,065,089
Heng’an (China) Paper Industry Company Ltd. [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage				18.00%
Heng’an (China) Paper Industry Company Ltd. [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage				9.00%
Heng’an (China) Paper Industry Company Ltd. [Member] | Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage	7.00%
Xiamen Many Idea Interactive Co., Ltd. [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage	30.00%
Xiamen Many Idea Interactive Co., Ltd. [Member] | Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage			8.00%	9.00%
Guangzhou Taiji Advertising Co., Ltd. [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage			23.00%
Fujian Maibo Culture Communication Co., Ltd. [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage			12.00%
Fuzhou New Civic Culture Communication Co. [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage	13.00%